Document and Entity Information	Jun. 16, 2021
Document Type	8-K
Document Period End Date	Jun. 16, 2021
Entity File Number	001-38824
Entity Registrant Name	CANOO INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-1476189
Entity Address, Address Line One	19951 Mariner Avenue
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90503
City Area Code	424
Local Phone Number	271-2144
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001750153
Amendment Flag	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	GOEV
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	GOEVW
Security Exchange Name	NASDAQ